Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Financial Instruments
Financial assets and financial liabilities measured at fair value on a recurring basis
($ in millions)

At December 31, 2013:	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents(1)
Time deposits and certificates of deposit	$—	$4,754	$—	$4,754
Commercial paper	—	1,507	—	1,507
Money market funds	1,728	—	—	1,728
Other securities	—	8	—	8
Total	1,728	6,269	—	7,997	(6)
Debt securities — current (2)	—	350	—	350	(6)
Debt securities — noncurrent (3)	1	7	—	9
Available-for-sale equity investments (3)	18	—	—	18
Derivative assets (4)
Interest rate contracts	—	308	—	308
Foreign exchange contracts	—	375	—	375
Equity contracts	—	36	—	36
Total	—	719	—	719	(7)
Total assets	$1,747	$7,345	$—	$9,092	(7)
Liabilities
Derivative liabilities (5)
Interest rate contracts	$—	$13	$—	$13
Foreign exchange contracts	—	484	—	484
Equity contracts	—	4	—	4
Total liabilities	$—	$501	$—	$501	(7)

(1) Included within cash and cash equivalents in the Consolidated Statement of Financial Position.

(2) Commercial paper reported as marketable securities in the Consolidated Statement of

Financial Position.

(3) Included within investments and sundry assets in the Consolidated Statement of Financial Position.

(4) The gross balances of derivative assets contained within prepaid expenses and other current assets, and investments and sundry assets in the Consolidated Statement of Financial Position at December 31, 2013 were $318 million and $401 million, respectively.

(5) The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Statement of Financial Position at December 31, 2013 were $375 million and $126 million, respectively.

(6) Available-for-sale securities with carrying values that approximate fair value.

(7) If derivative exposures covered by a qualifying master netting agreement had been netted in the Consolidated

Statement of Financial Position, the total derivative asset and liability positions would have been reduced by $251 million each.

($ in millions)

At December 31, 2012:	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents(1)
Time deposits and certificates of deposit	$—	$3,694	$—	$3,694
Commercial paper	—	2,098	—	2,098
Money market funds	1,923	—	—	1,923
Other securities	—	30	—	30
Total	1,923	5,823	—	7,746	(6)
Debt securities — current (2)	—	717	—	717	(6)
Debt securities — noncurrent (3)	2	8		10
Available-for-sale equity investments (3)	34	—	—	34
Derivative assets (4)
Interest rate contracts	—	604	—	604
Foreign exchange contracts	—	305	—	305
Equity contracts	—	9	—	9
Total	—	918	—	918	(7)
Total assets	$1,959	$7,466	$—	$9,424	(7)
Liabilities
Derivative liabilities (5)
Foreign exchange contracts	$—	$496	$—	$496
Equity contracts	—	7	—	7
Total liabilities	$—	$503	$—	$503	(7)

(1) Included within cash and cash equivalents in the Consolidated Statement of Financial Position.

(2) Commercial paper and certificates of deposit reported as marketable securities in the Consolidated Statement of

Financial Position.

(3) Included within investments and sundry assets in the Consolidated Statement of Financial Position.

(4) The gross balances of derivative assets contained within prepaid expenses and other current assets, and investments and sundry assets in the Consolidated Statement of Financial Position at December 31, 2012 were $333 million and

$585 million, respectively.

(5) The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Statement of Financial Position at December 31, 2012 were $426 million and $78 million, respectively.

(6) Available-for-sale securities with carrying values that approximate fair value.

(7) If derivative exposures covered by a qualifying master netting agreement had been netted in the Consolidated

Statement of Financial Position, the total derivative asset and liability positions would have been reduced by $262 million each.

Noncurrent debt and marketable equity securities available-for-sale and recorded at fair value
($ in millions)

		Gross	Gross
	Adjusted	Unrealized	Unrealized	Fair
At December 31, 2013:	Cost	Gains	Losses	Value
Debt securities – noncurrent(1)	$7	$1	$—	$9
Available-for-sale equity investments(1)	$20	$2	$4	$18

(1)	Included within investments and sundry assets in the Consolidated Statement of Financial Position.
($ in millions)

		Gross	Gross
	Adjusted	Unrealized	Unrealized	Fair
At December 31, 2012:	Cost	Gains	Losses	Value
Debt securities – noncurrent(1)	$8	$2	$—	$10
Available-for-sale equity investments(1)	$31	$4	$1	$34

(1)	Included within investments and sundry assets in the Consolidated Statement of Financial Position.

Sales of debt and available-for-sale equity investments
($ in millions)

For the year ended December 31:	2013	2012	2011
Proceeds	$41	$112	$405
Gross realized gains (before taxes)	13	45	232
Gross realized losses (before taxes)	5	1	0

Unrealized gains/(losses) on available-for-sale debt and equity securities
($ in millions)

For the year ended December 31:	2013	2012
Net unrealized gains/(losses) arising during the period	$0	$17
Net unrealized (gains)/losses reclassified to net income*	(5)	(25)

*	Includes writedowns of $2.0 million in 2012.

Fair Value of Derivative Instruments in the Consolidated Statement of Financial Position
Fair Values of Derivative Instruments in the Consolidated Statement of Financial Position

($ in millions)

	Fair Value of Derivative Assets			Fair Value of Derivative Liabilities
	Balance Sheet			Balance Sheet
At December 31:	Classification	2013	2012	Classification	2013	2012
Designated as hedging
instruments:
Interest rate contracts	Prepaid expenses and			Other accrued
	other current assets	$—	$47	expenses and liabilities	$0	$—
	Investments and sundry
	assets	308	557	Other liabilities	13	—
Foreign exchange	Prepaid expenses and			Other accrued
contracts	other current assets	187	135	expenses and liabilities	331	267
	Investments and sundry
	assets	26	5	Other liabilities	112	78
	Fair value of derivative			Fair value of derivative
	assets	$522	$744	liabilities	$456	$345
Not designated as
hedging instruments
Foreign exchange	Prepaid expenses and			Other accrued
contracts	other current assets	$94	$142	expenses and liabilities	$40	$152
	Investments and sundry
	assets	67	23	Other liabilities	1	—
Equity contracts	Prepaid expenses and			Other accrued
	other current assets	36	9	expenses and liabilities	4	7
	Fair value of derivative			Fair value of derivative
	assets	$197	$174	liabilities	$45	$159

Total debt designated as
hedging instruments
Short-term debt		N/A	N/A		$190	$578
Long-term debt		N/A	N/A		6,111	3,035
Total		$719	$918		$6,802	$4,116

N/A-not applicable

Effect of Derivative Instruments in the Consolidated Statement of Earnings

The Effect of Derivative Instruments in the Consolidated Statement of Earnings

($ in millions)

	Gain/(Loss) Recognized in Earnings
	Consolidated
	Statement of
	Earnings	Recognized on			Attributable to Risk
	Line Item	Derivatives(1)			Being Hedged(2)
For the year ended December 31:		2013	2012	2011	2013	2012	2011
Derivative instruments
in fair value hedges
Interest rate contracts	Cost of financing	$(109)	$65	$271	$202	$59	$(117)
	Interest expense	(74)	55	205	138	50	(89)
Derivative instruments not
designated as hedging instruments(1)
Foreign exchange contracts	Other (income)
	and expense	(328)	(311)	352	N/A	N/A	N/A
Equity contracts	SG&A expense	164	110	42	N/A	N/A	N/A
Warrants	Other (income)
	and expense	—	—	10	N/A	N/A	N/A

Total		$(347)	$(81)	$880	$340	$108	$(206)

($ in millions)

	Gain/(Loss) Recognized in Earnings and Other Comprehensive Income
				Consolidated
				Statement of				(Ineffectiveness) and
	Effective Portion			Earnings	Effective Portion			Amounts Excluded from
For the year	Recognized in OCI			Line Item	Reclassified from AOCI			Effectiveness Testing(3)
ended December 31:	2013	2012	2011		2013	2012	2011	2013	2012	2011
Derivative instruments
in cash flow hedges
Interest rate contracts	$—	$—	$—	Interest expense	$—	$(6)	$(8)	$—	$—	$—

Foreign exchange	43	32	(266)	Other (income)
contracts				and expense	162	237	(247)	(0)	3	(3)
				Cost of sales	(34)	7	(182)	—	—	—
				SG&A expense	39	16	(74)	—	—	—
Instruments in net
investment hedges(4)
Foreign exchange
contracts	173	(26)	45	Interest expense	—	—	0	3	11	(9)

Total	$216	$6	$(221)		$167	$253	$(511)	$3	$14	$(12)

(1)   The amount includes changes in clean fair values of the derivative instruments in fair value hedging relationships and the periodic accrual for coupon payments required under these derivative contracts.

(2)   The amount includes basis adjustments to the carrying value of the hedged item recorded during the period and amortization of basis adjustments recorded on de-designated hedging relationships during the period.

(3)   The amount of gain/(loss) recognized in income represents ineffectiveness on hedge relationships.

(4)   Instruments in net investment hedges include derivative and non-derivative instruments.

N/A—Not applicable